Schedule of Investments(a)
Invesco Dynamic Biotechnology & Genome ETF (PBE)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.05%
Biotechnology-80.16%
Acceleron Pharma, Inc.(b)	60,462	$5,996,017
Akebia Therapeutics, Inc.(b)	520,143	5,809,997
Amgen, Inc.	48,970	11,981,490
Biogen, Inc.(b)	36,527	10,033,602
CareDx, Inc.(b)	189,458	6,318,424
Coherus Biosciences, Inc.(b)(c)	328,046	5,770,329
CRISPR Therapeutics AG (Switzerland)(b)	96,081	8,211,082
Dicerna Pharmaceuticals, Inc.(b)	286,179	6,152,849
Emergent BioSolutions, Inc.(b)	73,030	8,123,857
Gilead Sciences, Inc.	145,725	10,132,259
Halozyme Therapeutics, Inc.(b)	255,193	6,938,698
ImmunoGen, Inc.(b)	1,247,262	5,126,247
Ironwood Pharmaceuticals, Inc.(b)	613,724	5,627,849
Myriad Genetics, Inc.(b)	415,465	5,014,663
Neurocrine Biosciences, Inc.(b)	91,297	10,988,507
OPKO Health, Inc.(b)(c)	2,784,589	14,340,633
Regeneron Pharmaceuticals, Inc.(b)	18,984	11,999,217
Sarepta Therapeutics, Inc.(b)	71,737	11,013,064
United Therapeutics Corp.(b)	52,062	5,803,351
Vanda Pharmaceuticals, Inc.(b)	541,799	5,461,334
Vericel Corp.(b)	420,721	6,937,689
Vertex Pharmaceuticals, Inc.(b)	39,571	10,763,312
Xencor, Inc.(b)	193,125	5,811,131
		184,355,601
Health Care Equipment-2.02%
Cardiovascular Systems, Inc.(b)	152,374	4,644,360
Life Sciences Tools & Services-11.15%
Bio-Techne Corp.	42,474	11,687,146
Compugen Ltd. (Israel)(b)(c)	483,592	6,968,560
Repligen Corp.(b)	46,334	6,992,264
		25,647,970
	Shares	Value
Pharmaceuticals-6.72%
Collegium Pharmaceutical, Inc.(b)(c)	258,279	$4,075,643
MyoKardia, Inc.(b)	59,781	5,388,061
Nektar Therapeutics(b)	269,557	5,973,383
		15,437,087
Total Common Stocks & Other Equity Interests (Cost $210,225,145)		230,085,018
Money Market Funds-0.08%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $183,130)	183,130	183,130
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.13% (Cost $210,408,275)		230,268,148
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.74%
Invesco Private Government Fund, 0.06%(d)(e)(f)	21,942,324	21,942,324
Invesco Private Prime Fund, 0.15%(d)(e)(f)	7,359,095	7,360,566
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $29,302,890)		29,302,890
TOTAL INVESTMENTS IN SECURITIES-112.87% (Cost $239,711,165)		259,571,038
OTHER ASSETS LESS LIABILITIES-(12.87)%		(29,591,847)
NET ASSETS-100.00%		$229,979,191
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$2,626	$3,158,221	$(2,977,717)	$-	$-	$183,130	$55
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,405,928	34,728,127	(19,191,731)	-	-	21,942,324	1,183
Invesco Private Prime Fund	-	10,903,065	(3,542,749)	-	250	7,360,566	788
Total	$6,408,554	$48,789,413	$(25,712,197)	$-	$250	$29,486,020	$2,026

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Building & Construction ETF (PKB)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Building Products-16.35%
AAON, Inc.	46,109	$2,731,958
Gibraltar Industries, Inc.(b)	57,260	2,961,487
Johnson Controls International PLC	145,356	5,593,299
Simpson Manufacturing Co., Inc.	31,009	2,994,229
Trex Co., Inc.(b)	20,870	2,907,817
		17,188,790
Construction & Engineering-14.70%
AECOM(b)	64,632	2,339,032
Argan, Inc.	68,500	2,938,650
Great Lakes Dredge & Dock Corp.(b)	270,264	2,259,407
MasTec, Inc.(b)	63,294	2,517,835
Quanta Services, Inc.	68,287	2,729,432
Valmont Industries, Inc.	22,049	2,672,339
		15,456,695
Construction Materials-13.12%
Eagle Materials, Inc.	36,778	2,950,699
Forterra, Inc.(b)	284,079	3,690,186
Martin Marietta Materials, Inc.	23,207	4,808,026
Summit Materials, Inc., Class A(b)	159,331	2,345,353
		13,794,264
Gas Utilities-2.18%
Southwest Gas Holdings, Inc.	33,029	2,300,140
Home Improvement Retail-9.79%
Home Depot, Inc. (The)	18,699	4,964,398
Lowe’s Cos., Inc.	35,775	5,327,255
		10,291,653
	Shares	Value
Homebuilding-38.63%
Cavco Industries, Inc.(b)	13,189	$2,642,152
Century Communities, Inc.(b)	88,748	3,161,204
D.R. Horton, Inc.	81,972	5,423,267
Installed Building Products, Inc.(b)	37,847	2,994,076
KB Home	73,962	2,488,082
Lennar Corp., Class A	76,150	5,509,452
LGI Homes, Inc.(b)	29,823	3,403,103
Meritage Homes Corp.(b)	35,080	3,479,234
PulteGroup, Inc.	133,191	5,807,128
TopBuild Corp.(b)	21,350	2,816,492
TRI Pointe Group, Inc.(b)	173,004	2,892,627
		40,616,817
Specialty Stores-5.23%
Tractor Supply Co.	38,515	5,497,631
Total Common Stocks & Other Equity Interests (Cost $96,670,846)		105,145,990
Money Market Funds-0.16%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(c)(d) (Cost $172,561)	172,561	172,561
TOTAL INVESTMENTS IN SECURITIES-100.16% (Cost $96,843,407)		105,318,551
OTHER ASSETS LESS LIABILITIES-(0.16)%		(173,413)
NET ASSETS-100.00%		$105,145,138
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$136,080	$502,159	$(465,678)	$-	$-	$172,561	$34
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	4,821,920	(4,821,920)	-	-	-	16
Invesco Private Prime Fund	-	1,107,606	(1,107,606)	-	-	-	9
Total	$136,080	$6,431,685	$(6,395,204)	$-	$-	$172,561	$59

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Energy Exploration & Production ETF (PXE)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Integrated Oil & Gas-6.24%
Occidental Petroleum Corp.	70,170	$1,104,476
Occidental Petroleum Corp., Wts., expiring August 3, 2027(b)	8,771	49,117
		1,153,593
Oil & Gas Exploration & Production-72.40%
Antero Resources Corp.(b)(c)	163,663	484,443
Cabot Oil & Gas Corp.	27,025	505,368
Cimarex Energy Co.	19,117	467,602
CNX Resources Corp.(b)	52,364	505,313
Comstock Resources, Inc.(b)	99,826	535,067
Concho Resources, Inc.	17,424	915,457
ConocoPhillips	22,252	832,002
Continental Resources, Inc.(c)	39,553	683,871
Devon Energy Corp.	44,773	469,669
Diamondback Energy, Inc.	12,133	483,621
EOG Resources, Inc.	18,533	868,271
EQT Corp.	39,047	566,963
Kosmos Energy Ltd. (Ghana)	288,440	464,388
Magnolia Oil & Gas Corp., Class A(b)	88,335	528,243
Marathon Oil Corp.(b)	91,593	502,846
Matador Resources Co.(b)(c)	64,452	559,443
Murphy Oil Corp.(c)	41,368	546,471
Ovintiv, Inc.(c)	63,359	613,949
PDC Energy, Inc.(b)	42,106	600,432
Pioneer Natural Resources Co.	10,346	1,002,734
Southwestern Energy Co.(b)	175,786	427,160
Talos Energy, Inc.(b)	43,252	294,546
WPX Energy, Inc.(b)	89,397	533,700
		13,391,559
Oil & Gas Refining & Marketing-21.32%
CVR Energy, Inc.	24,730	474,816
HollyFrontier Corp.	16,591	456,252
	Shares	Value
Oil & Gas Refining & Marketing-(continued)
Marathon Petroleum Corp.	27,206	$1,039,269
PBF Energy, Inc., Class A	47,851	415,347
Phillips 66	12,186	755,776
Valero Energy Corp.	14,255	801,559
		3,943,019
Total Common Stocks & Other Equity Interests (Cost $25,685,486)		18,488,171
Money Market Funds-0.62%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $113,594)	113,594	113,594
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.58% (Cost $25,799,080)		18,601,765
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.23%
Invesco Private Government Fund, 0.06%(d)(e)(f)	1,557,675	1,557,675
Invesco Private Prime Fund, 0.15%(d)(e)(f)	519,121	519,225
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,076,900)		2,076,900
TOTAL INVESTMENTS IN SECURITIES-111.81% (Cost $27,875,980)		20,678,665
OTHER ASSETS LESS LIABILITIES-(11.81)%		(2,183,583)
NET ASSETS-100.00%		$18,495,082
Investment Abbreviations:
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$106,816	$246,561	$(239,783)	$-	$-	$113,594	$25
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,284,808	8,826,807	(10,553,940)	-	-	1,557,675	187
Invesco Private Prime Fund	-	1,993,698	(1,474,541)	-	68	519,225	99
Total	$3,391,624	$11,067,066	$(12,268,264)	$-	$68	$2,190,494	$311

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Energy Exploration & Production ETF (PXE)—(continued)
July 31, 2020
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Food & Beverage ETF (PBJ)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Agricultural Products-5.36%
Darling Ingredients, Inc.(b)	75,796	$2,116,982
Fresh Del Monte Produce, Inc.	71,851	1,622,396
		3,739,378
Distillers & Vintners-4.91%
Brown-Forman Corp., Class B	49,331	3,420,611
Food Distributors-5.37%
SpartanNash Co.	85,680	1,801,422
United Natural Foods, Inc.(b)	97,785	1,941,032
		3,742,454
Food Retail-10.16%
Ingles Markets, Inc., Class A	41,958	1,688,810
Kroger Co. (The)	55,267	1,922,739
Sprouts Farmers Market, Inc.(b)	71,561	1,887,779
Weis Markets, Inc.	31,720	1,580,290
		7,079,618
Packaged Foods & Meats-44.11%
Campbell Soup Co.	35,781	1,773,664
Conagra Brands, Inc.	52,252	1,956,838
Freshpet, Inc.(b)	23,484	2,255,638
General Mills, Inc.	52,584	3,326,990
Hain Celestial Group, Inc. (The)(b)	57,989	1,970,466
Hershey Co. (The)	23,941	3,481,261
Hormel Foods Corp.	37,006	1,882,125
JM Smucker Co. (The)	15,897	1,738,337
John B. Sanfilippo & Son, Inc.	20,580	1,814,539
Kellogg Co.	27,084	1,868,525
Kraft Heinz Co. (The)	107,106	3,682,304
Mondelez International, Inc., Class A	63,320	3,513,627
TreeHouse Foods, Inc.(b)	33,898	1,485,410
		30,749,724
Personal Products-2.99%
Herbalife Nutrition Ltd.(b)(c)	40,702	2,085,570
Restaurants-17.57%
Chipotle Mexican Grill, Inc.(b)	3,271	3,778,528
	Shares	Value
Restaurants-(continued)
Domino’s Pizza, Inc.	4,861	$1,879,311
Papa John’s International, Inc.	23,399	2,215,183
Wingstop, Inc.	14,882	2,325,313
Yum China Holdings, Inc. (China)	40,027	2,050,984
		12,249,319
Soft Drinks-9.54%
Coca-Cola Co. (The)	69,132	3,265,796
PepsiCo, Inc.	24,609	3,387,675
		6,653,471
Total Common Stocks & Other Equity Interests (Cost $62,804,170)		69,720,145
Money Market Funds-0.13%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $90,867)	90,867	90,867
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.14% (Cost $62,895,037)		69,811,012
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.28%
Invesco Private Government Fund, 0.06%(d)(e)(f)	148,315	148,315
Invesco Private Prime Fund, 0.15%(d)(e)(f)	48,188	48,197
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $196,512)		196,512
TOTAL INVESTMENTS IN SECURITIES-100.42% (Cost $63,091,549)		70,007,524
OTHER ASSETS LESS LIABILITIES-(0.42)%		(294,396)
NET ASSETS-100.00%		$69,713,128
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$99,354	$513,047	$(521,534)	$-	$-	$90,867	$31
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	304,437	1,606,519	(1,762,641)	-	-	148,315	10
Invesco Private Prime Fund	-	518,844	(470,647)	-	-	48,197	4
Total	$403,791	$2,638,410	$(2,754,822)	$-	$-	$287,379	$45

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Food & Beverage ETF (PBJ)—(continued)
July 31, 2020
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Leisure and Entertainment ETF (PEJ)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.10%
Broadcasting-17.58%
AMC Networks, Inc., Class A(b)	227,018	$5,244,116
Discovery, Inc., Class A(b)(c)	542,118	11,438,690
Fox Corp., Class A	411,604	10,607,035
ViacomCBS, Inc., Class B	561,682	14,643,049
		41,932,890
Cable & Satellite-2.09%
MSG Networks, Inc., Class A(b)	522,119	4,975,794
Food Distributors-5.76%
Performance Food Group Co.(b)	247,525	6,935,651
US Foods Holding Corp.(b)	334,800	6,796,440
		13,732,091
Hotels, Resorts & Cruise Lines-7.11%
Hilton Worldwide Holdings, Inc.	147,702	11,085,035
Marriott Vacations Worldwide Corp.	69,350	5,871,171
		16,956,206
Interactive Media & Services-5.28%
Eventbrite, Inc., Class A(b)(c)	750,024	6,390,205
TripAdvisor, Inc.	307,248	6,215,627
		12,605,832
Leisure Facilities-1.97%
Cedar Fair L.P.	197,118	4,699,293
Movies & Entertainment-24.54%
AMC Entertainment Holdings, Inc., Class A	1,281,101	5,175,648
Cinemark Holdings, Inc.	424,522	5,022,095
Lions Gate Entertainment Corp., Class A(b)	813,930	6,234,704
Live Nation Entertainment, Inc.(b)	132,525	6,203,495
Madison Square Garden Entertainment Corp.(b)	82,161	5,821,928
Madison Square Garden Sports Corp., Class A(b)	38,872	5,974,238
Manchester United PLC, Class A (United Kingdom)	391,047	5,470,748
Walt Disney Co. (The)	101,999	11,927,763
World Wrestling Entertainment, Inc., Class A(c)	144,242	6,723,120
		58,553,739
Multi-Sector Holdings-2.84%
Cannae Holdings, Inc.(b)	179,765	6,773,545
	Shares	Value
Restaurants-32.93%
Chipotle Mexican Grill, Inc.(b)	11,972	$13,829,576
Domino’s Pizza, Inc.	32,571	12,592,274
Dunkin’ Brands Group, Inc.	99,039	6,806,951
Jack in the Box, Inc.	95,957	7,879,029
Papa John’s International, Inc.	85,545	8,098,545
Wendy’s Co. (The)	305,946	7,091,828
Wingstop, Inc.	54,548	8,523,125
Yum China Holdings, Inc. (China)	268,313	13,748,358
		78,569,686
Total Common Stocks & Other Equity Interests (Cost $243,100,737)		238,799,076
Money Market Funds-0.01%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $23,620)	23,620	23,620
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $243,124,357)		238,822,696
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.60%
Invesco Private Government Fund, 0.06%(d)(e)(f)	8,227,488	8,227,488
Invesco Private Prime Fund, 0.15%(d)(e)(f)	2,741,947	2,742,496
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,969,984)		10,969,984
TOTAL INVESTMENTS IN SECURITIES-104.71% (Cost $254,094,341)		249,792,680
OTHER ASSETS LESS LIABILITIES-(4.71)%		(11,234,203)
NET ASSETS-100.00%		$238,558,477
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$121,538	$720,921	$(818,839)	$-	$-	$23,620	$28
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Leisure and Entertainment ETF (PEJ)—(continued)
July 31, 2020
(Unaudited)
	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$5,113,813	$47,652,229	$(44,538,554)	$-	$-	$8,227,488	$666
Invesco Private Prime Fund	-	9,972,860	(7,230,559)	-	195	2,742,496	372
Total	$5,235,351	$58,346,010	$(52,587,952)	$-	$195	$10,993,604	$1,066

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Media ETF (PBS)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.05%
Advertising-8.26%
Cardlytics, Inc.(b)	13,202	$876,877
Interpublic Group of Cos., Inc. (The)	47,373	855,083
TechTarget, Inc.(b)	30,363	1,101,873
		2,833,833
Broadcasting-12.43%
Discovery, Inc., Class A(b)(c)	37,614	793,655
Fox Corp., Class A	28,558	735,940
Gray Television, Inc.(b)	58,100	833,154
Nexstar Media Group, Inc., Class A	10,063	882,022
ViacomCBS, Inc., Class B	38,971	1,015,974
		4,260,745
Cable & Satellite-6.42%
MSG Networks, Inc., Class A(b)(c)	66,414	632,925
Sirius XM Holdings, Inc.	266,668	1,568,008
		2,200,933
Interactive Media & Services-36.33%
Alphabet, Inc., Class A(b)	1,068	1,589,131
ANGI Homeservices, Inc., Class A(b)(c)	78,684	1,242,420
EverQuote, Inc., Class A(b)	15,797	860,147
Facebook, Inc., Class A(b)	6,718	1,704,155
IAC/InterActiveCorp.(b)	3,047	403,484
Match Group, Inc.(b)	24,057	2,470,654
SINA Corp. (China)(b)	26,798	1,081,299
Yandex N.V., Class A (Russia)(b)	20,329	1,169,731
Yelp, Inc.(b)	38,021	949,764
Zillow Group, Inc., Class C(b)	14,401	984,884
		12,455,669
Internet & Direct Marketing Retail-3.71%
Fiverr International Ltd. (Israel)(b)	13,602	1,270,835
Movies & Entertainment-18.39%
Lions Gate Entertainment Corp., Class A(b)(c)	103,532	793,055
Netflix, Inc.(b)	3,664	1,791,256
Spotify Technology S.A.(b)	8,547	2,203,588
Walt Disney Co. (The)	12,974	1,517,180
		6,305,079
	Shares	Value
Publishing-9.35%
John Wiley & Sons, Inc., Class A	20,269	$685,700
New York Times Co. (The), Class A	21,393	987,073
News Corp., Class A	69,574	884,982
Scholastic Corp.	27,097	648,431
		3,206,186
Research & Consulting Services-5.16%
IHS Markit Ltd.	21,917	1,769,359
Total Common Stocks & Other Equity Interests (Cost $29,430,366)		34,302,639
Money Market Funds-0.30%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $104,649)	104,649	104,649
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.35% (Cost $29,535,015)		34,407,288
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.22%
Invesco Private Government Fund, 0.06%(d)(e)(f)	1,577,426	1,577,426
Invesco Private Prime Fund, 0.15%(d)(e)(f)	554,764	554,875
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,132,301)		2,132,301
TOTAL INVESTMENTS IN SECURITIES-106.57% (Cost $31,667,316)		36,539,589
OTHER ASSETS LESS LIABILITIES-(6.57)%		(2,253,812)
NET ASSETS-100.00%		$34,285,777
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$105,640	$322,286	$(323,277)	$-	$-	$104,649	$26
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,547,956	8,430,452	(11,400,982)	-	-	1,577,426	258
Invesco Private Prime Fund	-	2,021,389	(1,466,626)	-	112	554,875	138
Total	$4,653,596	$10,774,127	$(13,190,885)	$-	$112	$2,236,950	$422

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Media ETF (PBS)—(continued)
July 31, 2020
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Networking ETF (PXQ)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Application Software-8.22%
Citrix Systems, Inc.	9,621	$1,373,494
Datadog, Inc., Class A(b)	20,230	1,898,788
Dynatrace, Inc.(b)	36,170	1,512,991
		4,785,273
Communications Equipment-39.73%
Arista Networks, Inc.(b)	6,092	1,582,519
AudioCodes Ltd. (Israel)	39,331	1,419,456
Calix, Inc.(b)	95,768	1,964,202
Ciena Corp.(b)	24,908	1,482,275
Cisco Systems, Inc.	54,638	2,573,450
Inseego Corp.(b)(c)	134,632	1,814,839
InterDigital, Inc.	24,313	1,459,266
Lumentum Holdings, Inc.(b)	18,878	1,752,445
Motorola Solutions, Inc.	18,335	2,563,233
NETGEAR, Inc.(b)	54,182	1,666,096
NetScout Systems, Inc.(b)	50,330	1,281,402
Plantronics, Inc.(c)	108,392	2,166,756
Ubiquiti, Inc.	7,578	1,404,203
		23,130,142
Consumer Electronics-2.54%
Garmin Ltd.	15,011	1,479,935
Electronic Components-4.75%
Amphenol Corp., Class A	26,127	2,763,192
Internet Services & Infrastructure-7.69%
Akamai Technologies, Inc.(b)	13,200	1,484,208
Okta, Inc.(b)	13,545	2,993,174
		4,477,382
Semiconductors-11.13%
Inphi Corp.(b)	11,150	1,456,859
Marvell Technology Group Ltd.	45,330	1,653,185
QUALCOMM, Inc.	31,894	3,368,325
		6,478,369
Systems Software-20.19%
Check Point Software Technologies Ltd. (Israel)(b)	12,652	1,585,928
	Shares	Value
Systems Software-(continued)
Crowdstrike Holdings, Inc., Class A(b)	17,089	$1,934,475
Fortinet, Inc.(b)	18,499	2,558,412
Palo Alto Networks, Inc.(b)	10,861	2,779,547
Proofpoint, Inc.(b)	12,016	1,389,891
Qualys, Inc.(b)	12,222	1,509,172
		11,757,425
Technology Hardware, Storage & Peripherals-5.71%
Apple, Inc.	7,828	3,327,213
Total Common Stocks & Other Equity Interests (Cost $43,910,800)		58,198,931
Money Market Funds-0.24%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $141,620)	141,620	141,620
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.20% (Cost $44,052,420)		58,340,551
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.73%
Invesco Private Government Fund, 0.06%(d)(e)(f)	1,628,340	1,628,340
Invesco Private Prime Fund, 0.15%(d)(e)(f)	542,671	542,780
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,171,120)		2,171,120
TOTAL INVESTMENTS IN SECURITIES-103.93% (Cost $46,223,540)		60,511,671
OTHER ASSETS LESS LIABILITIES-(3.93)%		(2,287,482)
NET ASSETS-100.00%		$58,224,189
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$146,102	$(4,482)	$-	$-	$141,620	$4
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,998,897	11,945,584	(12,316,141)	-	-	1,628,340	212
Invesco Private Prime Fund	-	2,487,849	(1,945,136)	-	67	542,780	127
Total	$1,998,897	$14,579,535	$(14,265,759)	$-	$67	$2,312,740	$343

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Networking ETF (PXQ)—(continued)
July 31, 2020
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Oil & Gas Services ETF (PXJ)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.16%
Oil & Gas Drilling-13.27%
Helmerich & Payne, Inc.	18,413	$328,304
Patterson-UTI Energy, Inc.	61,384	237,863
Transocean Ltd.(b)(c)	193,175	394,077
		960,244
Oil & Gas Equipment & Services-64.92%
Archrock, Inc.	42,102	280,399
Baker Hughes Co., Class A	26,270	406,922
Cactus, Inc., Class A	13,072	295,689
ChampionX Corp.(b)	29,487	280,422
Core Laboratories N.V.	13,155	280,596
Dril-Quip, Inc.(b)	8,663	288,391
Halliburton Co.	35,555	509,503
National Oilwell Varco, Inc.	33,300	383,283
NexTier Oilfield Solutions, Inc.(b)	89,061	224,434
Oceaneering International, Inc.(b)	41,768	234,736
RPC, Inc.(b)	79,611	236,445
Schlumberger Ltd.	22,915	415,678
TechnipFMC PLC (United Kingdom)	56,063	450,186
USA Compression Partners L.P.	35,791	413,028
		4,699,712
Oil & Gas Storage & Transportation-20.97%
DHT Holdings, Inc.	43,786	248,704
Frontline Ltd. (Norway)(c)	47,366	378,928
International Seaways, Inc.	12,025	207,672
Nordic American Tankers Ltd.(c)	58,124	264,464
Scorpio Tankers, Inc. (Monaco)	14,516	191,902
Teekay Tankers Ltd., Class A (Bermuda)(b)	15,100	226,047
		1,517,717
Total Common Stocks & Other Equity Interests (Cost $12,925,507)		7,177,673
	Shares	Value
Money Market Funds-1.57%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $113,574)	113,574	$113,574
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.73% (Cost $13,039,081)		7,291,247
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.94%
Invesco Private Government Fund, 0.06%(d)(e)(f)	756,961	756,961
Invesco Private Prime Fund, 0.15%(d)(e)(f)	252,270	252,320
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,009,281)		1,009,281
TOTAL INVESTMENTS IN SECURITIES-114.67% (Cost $14,048,362)		8,300,528
OTHER ASSETS LESS LIABILITIES-(14.67)%		(1,061,822)
NET ASSETS-100.00%		$7,238,706
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$116,865	$219,993	$(223,284)	$-	$-	$113,574	$26
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	693,740	2,621,139	(2,557,918)	-	-	756,961	80
Invesco Private Prime Fund	-	617,800	(365,506)	-	26	252,320	41
Total	$810,605	$3,458,932	$(3,146,708)	$-	$26	$1,122,855	$147

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Pharmaceuticals ETF (PJP)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Biotechnology-40.41%
AbbVie, Inc.	184,686	$17,528,548
Alexion Pharmaceuticals, Inc.(b)	79,266	8,123,972
Amgen, Inc.	74,188	18,151,578
Biogen, Inc.(b)	30,183	8,290,968
Eagle Pharmaceuticals, Inc.(b)	174,680	8,103,405
Emergent BioSolutions, Inc.(b)	110,629	12,306,370
Gilead Sciences, Inc.	220,754	15,349,026
Ligand Pharmaceuticals, Inc.(b)(c)	89,985	10,544,442
Regeneron Pharmaceuticals, Inc.(b)	15,685	9,914,018
Retrophin, Inc.(b)	565,427	11,240,689
United Therapeutics Corp.(b)	78,867	8,791,305
Vanda Pharmaceuticals, Inc.(b)	820,765	8,273,311
		136,617,632
Health Care Equipment-5.37%
Abbott Laboratories	180,536	18,169,143
Pharmaceuticals-54.15%
Amphastar Pharmaceuticals, Inc.(b)	487,085	9,751,442
Bausch Health Cos., Inc.(b)(c)	488,127	8,918,080
Corcept Therapeutics, Inc.(b)	595,110	8,896,894
Eli Lilly and Co.	110,372	16,587,808
Endo International PLC(b)	2,319,558	8,072,062
Horizon Therapeutics PLC(b)	186,040	11,383,788
Innoviva, Inc.(b)	631,577	8,554,710
Jazz Pharmaceuticals PLC(b)	76,350	8,264,888
Johnson & Johnson	113,134	16,490,412
Merck & Co., Inc.	210,365	16,879,688
Mylan N.V.(b)	525,768	8,470,122
Pacira BioSciences, Inc.(b)	203,764	10,720,024
Perrigo Co. PLC	164,807	8,738,067
Pfizer, Inc.	435,499	16,758,002
Prestige Consumer Healthcare, Inc.(b)	209,991	7,809,565
	Shares	Value
Pharmaceuticals-(continued)
Supernus Pharmaceuticals, Inc.(b)	370,185	$8,242,169
Taro Pharmaceutical Industries Ltd.(b)	131,306	8,536,203
		183,073,924
Total Common Stocks & Other Equity Interests (Cost $297,680,278)		337,860,699
Money Market Funds-0.05%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $164,513)	164,513	164,513
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $297,844,791)		338,025,212
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.04%
Invesco Private Government Fund, 0.06%(d)(e)(f)	7,701,201	7,701,201
Invesco Private Prime Fund, 0.15%(d)(e)(f)	2,566,554	2,567,067
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,268,268)		10,268,268
TOTAL INVESTMENTS IN SECURITIES-103.02% (Cost $308,113,059)		348,293,480
OTHER ASSETS LESS LIABILITIES-(3.02)%		(10,217,791)
NET ASSETS-100.00%		$338,075,689
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$1,495,797	$(1,331,284)	$-	$-	$164,513	$40
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,293,767	14,246,605	(14,839,171)	-	-	7,701,201	843
Invesco Private Prime Fund	-	5,505,811	(2,939,006)	-	262	2,567,067	473
Total	$8,293,767	$21,248,213	$(19,109,461)	$-	$262	$10,432,781	$1,356

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Semiconductors ETF (PSI)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Semiconductor Equipment-42.04%
ACM Research, Inc., Class A(b)	112,408	$10,784,424
Amkor Technology, Inc.(b)	633,913	8,618,047
Applied Materials, Inc.	221,082	14,222,205
Axcelis Technologies, Inc.(b)	257,526	7,576,415
Entegris, Inc.	112,485	8,088,796
FormFactor, Inc.(b)	266,694	7,691,455
KLA Corp.	37,758	7,545,181
Lam Research Corp.	24,709	9,319,247
MKS Instruments, Inc.	63,857	8,137,936
Nova Measuring Instruments Ltd. (Israel)(b)(c)	142,206	7,309,388
Photronics, Inc.(b)	576,283	6,846,242
Teradyne, Inc.	102,118	9,084,417
Ultra Clean Holdings, Inc.(b)	322,854	9,714,677
Veeco Instruments, Inc.(b)	579,832	7,839,329
		122,777,759
Semiconductors-57.98%
Advanced Micro Devices, Inc.(b)	233,604	18,087,958
Broadcom, Inc.	42,687	13,521,107
Cirrus Logic, Inc.(b)	91,962	6,302,156
Inphi Corp.(b)	53,862	7,037,609
Intel Corp.	195,892	9,349,925
Lattice Semiconductor Corp.(b)	269,090	8,366,008
MACOM Technology Solutions Holdings, Inc.(b)	214,535	9,066,249
Micron Technology, Inc.(b)	260,095	13,019,055
Monolithic Power Systems, Inc.	32,137	8,516,627
NVIDIA Corp.	35,604	15,117,102
Power Integrations, Inc.	60,538	7,387,452
QUALCOMM, Inc.	154,738	16,341,880
Semtech Corp.(b)	128,163	7,142,524
Skyworks Solutions, Inc.	57,095	8,311,890
	Shares	Value
Semiconductors-(continued)
Synaptics, Inc.(b)	105,788	$8,465,156
Texas Instruments, Inc.	104,311	13,304,868
		169,337,566
Total Common Stocks & Other Equity Interests (Cost $209,508,849)		292,115,325
Money Market Funds-0.05%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $141,804)	141,804	141,804
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $209,650,653)		292,257,129
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.01%
Invesco Private Government Fund, 0.06%(d)(e)(f)	23,423	23,423
Invesco Private Prime Fund, 0.15%(d)(e)(f)	7,806	7,808
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,231)		31,231
TOTAL INVESTMENTS IN SECURITIES-100.08% (Cost $209,681,884)		292,288,360
OTHER ASSETS LESS LIABILITIES-(0.08)%		(240,480)
NET ASSETS-100.00%		$292,047,880
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$396,362	$621,295	$(875,853)	$-	$-	$141,804	$40
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	567,334	1,344,156	(1,888,067)	-	-	23,423	9
Invesco Private Prime Fund	-	490,075	(482,267)	-	-	7,808	7
Total	$963,696	$2,455,526	$(3,246,187)	$-	$-	$173,035	$56

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Software ETF (PSJ)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Aerospace & Defense-2.06%
Parsons Corp.(b)	301,997	$10,518,555
Alternative Carriers-3.29%
Bandwidth, Inc., Class A(b)	116,033	16,799,258
Application Software-41.27%
Adobe, Inc.(b)	58,641	26,055,369
American Software, Inc., Class A	661,369	10,892,748
Avaya Holdings Corp.(b)	853,185	10,801,322
Blackline, Inc.(b)	168,274	14,961,241
Citrix Systems, Inc.	157,757	22,521,389
Cloudera, Inc.(b)	1,239,730	13,971,757
DocuSign, Inc.(b)	174,286	37,790,433
Five9, Inc.(b)	120,410	14,547,936
Model N, Inc.(b)	391,662	15,063,321
Nuance Communications, Inc.(b)	536,396	14,670,431
Sapiens International Corp. N.V. (Israel)	525,946	16,072,910
SPS Commerce, Inc.(b)	181,741	13,661,471
		211,010,328
Cable & Satellite-4.49%
Liberty Broadband Corp., Class C(b)	167,422	22,982,018
Communications Equipment-2.24%
NetScout Systems, Inc.(b)	450,143	11,460,641
Data Processing & Outsourced Services-4.75%
Black Knight, Inc.(b)	161,432	12,094,486
Jack Henry & Associates, Inc.	68,308	12,179,316
		24,273,802
Health Care Technology-2.88%
Inovalon Holdings, Inc., Class A(b)	626,578	14,743,380
Interactive Home Entertainment-15.41%
Activision Blizzard, Inc.	317,217	26,211,641
	Shares	Value
Interactive Home Entertainment-(continued)
Electronic Arts, Inc.(b)	183,550	$25,994,351
Glu Mobile, Inc.(b)	1,399,702	13,213,187
Sciplay Corp., Class A(b)	915,550	13,385,341
		78,804,520
Interactive Media & Services-5.35%
Snap, Inc., Class A(b)	1,220,484	27,363,251
Internet Services & Infrastructure-2.60%
Akamai Technologies, Inc.(b)	118,058	13,274,441
Movies & Entertainment-3.37%
Roku, Inc.(b)	111,257	17,232,597
Semiconductors-2.31%
Rambus, Inc.(b)	799,826	11,805,432
Systems Software-9.98%
Microsoft Corp.	122,789	25,172,973
NortonLifeLock, Inc.	580,198	12,445,247
Qualys, Inc.(b)	108,807	13,435,489
		51,053,709
Total Common Stocks & Other Equity Interests (Cost $422,428,690)		511,321,932
Money Market Funds-0.09%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(c)(d) (Cost $450,827)	450,827	450,827
TOTAL INVESTMENTS IN SECURITIES-100.09% (Cost $422,879,517)		511,772,759
OTHER ASSETS LESS LIABILITIES-(0.09)%		(439,089)
NET ASSETS-100.00%		$511,333,670
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$144,610	$808,994	$(502,777)	$-	$-	$450,827	$93
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,593,790	26,857,553	(30,451,343)	-	-	-	517
Invesco Private Prime Fund	-	6,032,146	(6,032,420)	-	274	-	299
Investments in Other Affiliates:
Sciplay Corp., Class A**	12,666,267	6,105,260	(10,254,322)	4,261,395	606,741	13,385,341	-
Total	$16,404,667	$39,803,953	$(47,240,862)	$4,261,395	$607,015	$13,836,168	$909

**	As of July 31, 2020, this security was not considered as an affiliate of the Fund.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Software ETF (PSJ)—(continued)
July 31, 2020
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the Funds listed below, as of July 31, 2020, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Dynamic Biotechnology & Genome ETF
Investments in Securities
Common Stocks & Other Equity Interests	$230,085,018	$-	$-	$230,085,018
Money Market Funds	183,130	29,302,890	-	29,486,020
Total Investments	$230,268,148	$29,302,890	$-	$259,571,038
Invesco Dynamic Energy Exploration & Production ETF
Investments in Securities
Common Stocks & Other Equity Interests	$18,488,171	$-	$-	$18,488,171
Money Market Funds	113,594	2,076,900	-	2,190,494
Total Investments	$18,601,765	$2,076,900	$-	$20,678,665
Invesco Dynamic Food & Beverage ETF
Investments in Securities
Common Stocks & Other Equity Interests	$69,720,145	$-	$-	$69,720,145
Money Market Funds	90,867	196,512	-	287,379
Total Investments	$69,811,012	$196,512	$-	$70,007,524
Invesco Dynamic Leisure and Entertainment ETF
Investments in Securities
Common Stocks & Other Equity Interests	$238,799,076	$-	$-	$238,799,076
Money Market Funds	23,620	10,969,984	-	10,993,604
Total Investments	$238,822,696	$10,969,984	$-	$249,792,680
Invesco Dynamic Media ETF
Investments in Securities
Common Stocks & Other Equity Interests	$34,302,639	$-	$-	$34,302,639
Money Market Funds	104,649	2,132,301	-	2,236,950
Total Investments	$34,407,288	$2,132,301	$-	$36,539,589

	Level 1	Level 2	Level 3	Total
Invesco Dynamic Networking ETF
Investments in Securities
Common Stocks & Other Equity Interests	$58,198,931	$-	$-	$58,198,931
Money Market Funds	141,620	2,171,120	-	2,312,740
Total Investments	$58,340,551	$2,171,120	$-	$60,511,671
Invesco Dynamic Oil & Gas Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$7,177,673	$-	$-	$7,177,673
Money Market Funds	113,574	1,009,281	-	1,122,855
Total Investments	$7,291,247	$1,009,281	$-	$8,300,528
Invesco Dynamic Pharmaceuticals ETF
Investments in Securities
Common Stocks & Other Equity Interests	$337,860,699	$-	$-	$337,860,699
Money Market Funds	164,513	10,268,268	-	10,432,781
Total Investments	$338,025,212	$10,268,268	$-	$348,293,480
Invesco Dynamic Semiconductors ETF
Investments in Securities
Common Stocks & Other Equity Interests	$292,115,325	$-	$-	$292,115,325
Money Market Funds	141,804	31,231	-	173,035
Total Investments	$292,257,129	$31,231	$-	$292,288,360
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.